Long-Term Debt (Details Narrative) - USD ($) $ in Thousands			6 Months Ended
	Jul. 08, 2020	Sep. 27, 2018	Jun. 30, 2020	Jun. 30, 2019
Long-term debt, weighted average interest rate			8.06%	8.19%
Working capital deficit			$ 6,680
Sale of Vessel Pyxis Delta [Member]
Net proceeds from sale of vessel			The total net proceeds from the sale of the vessel were $13,197, $5,674 out of which was used to prepay the loan facility secured by Pyxis Delta and Pyxis Theta and $7,523 for the repayment of the Company's liabilities to Maritime and obligations to its trade creditors.
Pyxis Theta Vessel [Member]
Total long-term debt outstanding			$ 11,293
Secured Loan - Secondone and Thirdone [Member]
Total long-term debt outstanding per facility			$ 3,490
Loan amortization profile			As of June 30, 2020, each of Secondone's and Thirdone's outstanding loan balance, amounting to $3,490, is repayable in 11 remaining quarterly installments of $100 each, the first falling due in August 2020, and the last installment accompanied by a balloon payment of $2,390 falling due in February 2023.
Long-term debt first periodic payment			2020-08
Long-term debt balloon payment year			2023-02
Quarterly installments payable (11 installments per facility)			$ 100
Long-term debt balloon payment			$ 2,390
Secured Loan - Fourthone [Member] | Pyxis Malou Vessel [Member]
Loan amortization profile			As of June 30, 2020, the outstanding balance of Fourthone loan of $9,390 is repayable in 11 remaining quarterly installments amounting to $3,990, the first falling due in August 2020, and the last installment accompanied by a balloon payment of $5,400 falling due in February 2023. The first three installments, amounting to $330 each are followed by four amounting to $360 each and four amounting to $390 each.
Long-term debt first periodic payment			2020-08
Long-term debt balloon payment year			2023-02
Quarterly installments payable (11 installments per facility)			$ 3,990
Total long-term debt outstanding			9,390
Long-term debt balloon payment			$ 5,400
Secured Loan - Secondone, Thirdone and Fourthone [Member]
Interest rate margin			4.65%
Secured Loan - Eighthone Corp [Member]
Total long-term debt outstanding		$ 24,000	$ 24,000
Extended Long term debt maturity, description		September 2023
Quarterly installments payable (12 installments)		Equal to the lower of $400 and excess cash computed through a cash sweep mechanism, plus a balloon payment due at maturity
Secured Loan - Eighthone Corp [Member] | First Two Year [Member]
Interest rate margin		11% of which 1.0% can be paid as PIK
Secured Loan - Eighthone Corp [Member] | Thereafter [Member]
Interest rate margin		11.00%
Previous Secured Loan - Eighthone Corp [Member]
Total long-term debt outstanding		$ 16,000
Secured Loan - Seventhone Corp [Member] | Subsequent Event [Member]
Long-term debt first periodic payment	2020-10
Long-term debt balloon payment year	2025-07
Long-term debt balloon payment	$ 9,250
Total long-term debt outstanding	$ 15,250
Interest rate margin	3.35%
Quarterly installments payable (20 installments)	$ 300
Previous Secured Loan - Seventhone Corp [Member] | Subsequent Event [Member]
Total long-term debt outstanding	$ 11,293
Loan Agreement [Member] | Seventhone Corp [Member]
Actual leverage ratio			67.00%
Difference between actual ratio and required threshold			2.00%